Related party balances and transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party balances and transactions

Note 13 – Related party balances and transactions

Loan Guarantee – related party

Qing Tang, the spouse of Yimin Wu, has provided real estate property as collateral of approximately $3.2 million (RMB 22,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure a guarantee with Bank of Beijing for the line of credit in the amount of approximately $3.0 million (RMB 20,000,000). See Note 12 for more details.

Yimin Wu also provided a personal guarantee for the Company’s loan from China Merchants Bank during the contract period. See note 12 for details.

Yimin Wu and Qing Tang also provided personal guarantees for the Company’s loan from BOC Fullerton Bank during the contract period. See note 12 for details.

Qi Gu was co-borrower for the Company’s loan from China Construction Bank during the contract period. See note 12 for details.

Due from related parties

		December 31, 2022	December 31, 2021
Ji Meng	Director of Purchase Department	$10,439	$—
Zuogang Luo	Vice President	19,544	—
Total		$29,983	$—

Due to related parties

		December 31, 2022	December 31, 2021
Yimin Wu	Chairman of the Board of Directors and former CEO	$36,664	$—
Zhiguo Li	Director of Beijing Infobird	6,223	—
Weimin Wu	Brother of Yimin Wu	4,619	—
Shengmin Wu	Director of Guiyang Infobird	3,135	—
Qi Gu	Shareholder of Shanghai Qishuo	3,030	—
Total		$53,671	$—

The amount due to related parties is temporarily borrowed for working capital use and was short term in nature, non-interest bearing, and payable upon demand.